Taxes - Deferred tax assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	$ 6,034,706	$ 5,480,516	$ 2,541,484	$ 2,682,881
Loss carry forwards [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	4,478,606	2,550,816	1,002,062
Provisions [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	3,187,850	2,404,032	1,994,762
Employee benefits [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	1,874,242	1,875,872	1,161,860
Accounts payable [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	(10,626)	711,503	365,646
Loans and borrowings
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	846,019	920,203	827,452
Accounts receivable [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	183,843	139,410	79,591
Excess presumptive income
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	61,722	298,273	(37,638)
Others [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	47,269	(15,189)	(143,717)
Goodwill [member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	(366,346)	(363,968)	(404,394)
Property, plant and equipment and Natural and environmental resources [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	$ (4,267,873)	$ (3,040,436)	$ (2,304,140)